Revenue - Summary of Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Revenue [Abstract]
Revenue from contracts with customers	$ 206,396		$ 206,360	$ 214,461
Other revenues
Rental income	843		818	640
Others	370		342	382
Revenue other than from contracts with customers	1,213		1,160	1,022
Total	$ 207,609	$ 7,393	$ 207,520	$ 215,483